FINANCIAL DEBT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL DEBT
Schedule of current and non-current financial debt

	As of December 31,
	2018	2017
Current
Bank overdrafts - principal	2,276	—
Bank loans - principal	12,945	77
By purchase of equipment	1,048	1,257
NDF	100	—
Accrued interest and related expenses	3,675	43
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	—	6
	20,044	1,383
Non-current
Notes – principal	18,831	13,767
Bank loans - principal	34,260	210
By purchase of equipment	1,031	686
Accrued interest and related expenses	5,146	(37)
	59,268	14,626
Total financial debt	79,312	16,009

Schedule of outstanding loans (Ncleo)

Principal nominal value (in				Book value
millions of Guaraníes)	Maturity	Amortization term	Rate (%)	(in millions of Argentine pesos)
				Current	Non-current
40,000	December 2019	Semi-annually	8.75	253	—
308,000	February 2024	Semi-annually	8.20-9	158	1,793
348,000				411	1,793